Fees Summary	Oct. 27, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 7,854,971
Previously Paid Amount	801.59
Total Fee Amount	801.59
Total Offset Amount	0.00
Net Fee	$ 0.00